Other income (expenses) (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 11, 2023	Jun. 16, 2023	Dec. 31, 2023	Dec. 31, 2022
Common stock shares sold				7,270,408
Shareholdings divested			100.00%
Cash proceeds from sale of stock	$ 1,089,000	$ 7,260,000		$ 1,545,925
Cash proceeds from sale of stock to C				1,965,934
Loss in investment				$ 604,574